UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file Number  811-3904
                                  -----------


Value Line  Tax Exempt Fund,Inc.
---------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                   -------------


Date of fiscal year end: February 28, 2005
                         -----------------


Date of reporting period: August 31, 2004
                         ----------------


Item I.   Reports to Stockholders.
------    ------------------------

          A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/04 is included with this Form.

Item 2.   Code of Ethics
-------   --------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
  -----------------------
      Jean B. Buttner, President


Date: October 26, 2004
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
   ----------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
   ----------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: October 26, 2004
     -----------------

================================================================================


 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o NFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 REGISTERED PUBLIC      300 Madison Avenue
 ACCOUNTING FIRM        New York, NY 10017

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Charles Heebner
                        VICE PRESIDENT
                        Bradley T. Brooks
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT AND
                        SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #531313

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                AUGUST 31, 2004
--------------------------------------------------------------------------------




                                   VALUE LINE
                                  TAX EXEMPT
                                   FUND, INC.






                               [VALUE LINE LOGO]

THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

During the six months ended August 31, 2004 prices of fixed-income securities were very volatile. Longterm, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), increased from 4.72% on February 27, 2004 to 4.94% on August 31, 2004. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, also rose from 4.84% to 4.93%. The increase in interest rates was the result of stronger economic growth, a growing U.S. government deficit, and a rising Federal Funds rate. The Federal Reserve increased the Federal Funds rate three times this year from 1.00% on June 4th to 1.75% on September 21st.

Currently, a 30-year triple A rated municipal bond yields 4.73%, which is 95% of the 4.97% yield of the 30-year Treasury bond. A 4.73% tax-exempt yield is equivalent to a 7.28% taxable yield for individuals in the 35% tax bracket. This high ratio of yields between tax-exempt to taxable bonds makes municipal bonds extremely attractive as income vehicles for investors.

National Bond Portfolio

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(2).

Your Portfolio's -0.35% total return for the six months ended August 31, 2004 was less than the 0.55% total return of the Lehman Brothers Municipal Bond Index(3) during the same time period primarily because our portfolio is invested in less risky, more conservative securities and the total return of the Lehman Index does not reflect expenses, which are deducted from the Portfolio's total return.

Your Fund's management continues to emphasize bonds with high quality and with call protection(4) in order to maintain and maximize shareholder income without sacrificing safety of principal. About 93% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 32% of the portfolio is invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments are in the insured and housing-revenue sectors. Management continually monitors the portfolio's duration(5) and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Bond Index.

Money Market Portfolio

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in highquality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00(6) per share. The portfolio consists of only those securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.28% as of August 31, 2004.

All short-term rates rose during the six months ended August 31, 2004. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, increased from 1.08% on February 27, 2004 to 1.56% on August 31, 2004. During this same period of time, the yield on the one-year Treasury Index increased from 1.21% to 1.99%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include


--------------------------------------------------------------------------------
2

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

Tax Exempt Fund Shareholders
================================================================================

professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the added advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN and PRESIDENT

October 6, 2004






--------------------------------------------------------------------------------
(1) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.

(2) INCOME FROM BOTH PORTFOLIOS MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENTGRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(4) CALL-PROTECTION REFERS TO THE INABILITY OF THE ISSUER TO REDEEM A BOND FOR A NUMBER OF YEARS AFTER BEING ISSUED BUT PRIOR TO MATURITY.

(5) DURATION (HERE REFERRING TO THE EFFECTIVE DURATION) IS A STATISTICAL TERM USED TO MEASURE THE PRICE SENSITIVITY OF A BOND INDEX, OR PORTFOLIO, TO CHANGES IN INTEREST RATES. THE HIGHER THE DURATION, THE GREATER THE PRICE CHANGE ACCOMPANYING ANY CHANGE IN INTEREST RATES. FOR EXAMPLE, IF A FUND HAS A MODIFIED DURATION OF SEVEN (YEARS), THE PRICE OF THE FUND WOULD BE EXPECTED TO RISE OR FALL 7% FOR EVERY 1.0 PERCENTAGE POINT DROP OR RISE, RESPECTIVELY, IN INTEREST RATES. PRICES MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES.

(6) AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.



================================================================================

Economic Observations

The economic expansion, which proceeded at a vigorous pace from the middle of 2003 through the early months of 2004, showed definite signs of slowing during the middle months of this year. More recently, though, reports point to a modest improvement in the business outlook. The economy is hardly booming. However housing, employment, and capital goods demand are all firming, if still selectively, which suggests that the nation's gross domestic product, which rose by a sluggish 2.8% in the second quarter, will expand by a somewhat stronger 3.5%, or so, over the final two quarters of this year and into the early part of 2005.

This continuing moderate, but likely sustainable, pace of growth and accompanying modest inflation, have positive ramifications, as they will probably encourage the Federal Reserve Board, which has raised interest rates three times this year, to pursue a measured and cautious monetary tightening program over the next several quarters to a year. Our sense is that the Fed will increase borrowing costs sufficiently to keep inflation subdued, but not aggressively enough to derail the business expansion.

Our current economic forecast, meantime, excludes allowances for a further escalation in global military conflict, a new incidence of global terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.

Performance Data:*


                                                          NATIONAL BOND
                                                            PORTFOLIO
                                                     -----------------------
                                                      AVERAGE     GROWTH OF
                                                       ANNUAL     AN ASSUMED
                                                       TOTAL      INVESTMENT
                                                       RETURN     OF $10,000
                                                     ---------   -----------
 1 year ended 8/31/04 ............................      7.04%      $10,704
 5 years ended 8/31/04 ...........................      5.55%      $13,103
10 years ended 8/31/04 ...........................      5.54%      $17,170


                                                           MONEY MARKET
                                                            PORTFOLIO
                                                     -----------------------
                                                      AVERAGE     GROWTH OF
                                                       ANNUAL     AN ASSUMED
                                                       TOTAL      INVESTMENT
                                                       RETURN     OF $10,000
                                                     ---------   -----------
 1 year ended 8/31/04 ............................      0.12%      $10,012
 5 years ended 8/31/04 ...........................      1.15%      $10,586
10 years ended 8/31/04 ...........................      1.86%      $12,025
                                                        ----       -------
 7 day current yield (8/31/04)(1) ................      0.28%

================================================================================
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

(1) THE FUND'S CURRENT YIELD REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A SEVEN-DAY PERIOD, WHICH IS THEN ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.


--------------------------------------------------------------------------------
4

                                            THE VALUE LINE TAX EXEMPT FUND, INC.



================================================================================

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 through August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                       NATIONAL       MONEY
                                                                                                         BOND        MARKET
                                            NATIONAL         MONEY        NATIONAL        MONEY       PORTFOLIO     PORTFOLIO
                                              BOND          MARKET          BOND         MARKET       EXPENSES*    EXPENSES**
                                            PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PAID DURING   PAID DURING
                                            BEGINNING      BEGINNING       ENDING        ENDING         PERIOD       PERIOD
                                             ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT       3/1/2004     3/1/2004
                                              VALUE          VALUE         VALUE          VALUE          THRU         THRU
                                            3/1/2004       3/1/2004      8/31/2004      8/31/2004     8/31/2004     8/31/2004
                                            --------       --------      ---------      ---------     ---------     ---------
Actual .................................   $ 1,000.00     $ 1,000.00    $   996.50     $ 1,000.50      $ 4.93        $ 5.14
Hypothetical (5% return before expenses)   $ 1,000.00     $ 1,000.00    $ 1,020.27     $ 1,020.06      $ 4.99        $ 5.19

================================================================================
 * EXPENSES ARE EQUAL TO THE NATIONAL BOND PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF .98% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 TO REFLECT THE ONE-HALF PERIOD.

** EXPENSES ARE EQUAL TO THE MONEY MARKET PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 1.02% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 TO REFLECT THE ONE-HALF PERIOD.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments (unaudited)
================================================================================


  PRINCIPAL
    AMOUNT                            NATIONAL BOND PORTFOLIO                         RATING       VALUE
-----------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.4%)
                ALASKA (2.0%)
                Housing Finance Corp.: ...........................................
 $1,115,000      Collateralized Veteran's Mortgage Revenue, 1st Ser.,
                 6.00%, 6/1/15 ...................................................     Aaa       $1,161,607
    995,000      Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17 ...........     Aaa        1,027,616
    400,000     International Airports Revenues, Ser. B, 5.75%, 10/1/17 ..........     Aaa          458,856
                                                                                                 ----------
                                                                                                  2,648,079
                                                                                                 ----------
                ARIZONA (2.6%)
  3,050,000     Salt River Project Agriculture Improvement and Power, Certificates
                 Participation, 5.00%, 12/1/12 ...................................     Aaa        3,388,611

                ARKANSAS (0.4%)
    475,000     State Development Financial Authority, Single-Family
                 Mortgage Revenue, Mortgage-Backed, Securities Program,
                 Ser. D, 5.30%, 7/1/24 ...........................................    AAA*          491,074

                CALIFORNIA (0.6%)
    765,000     Santa Clara Redevelopment Agency Tax Allocation, Bayshore
                 North Project, 5%, 6/1/20 .......................................     Aaa          808,804

                COLORADO (0.9%)
  1,000,000     Educational and Cultural Facilities Authority, Revenue, Student
                 Housing University of Colorado Funding Project, 5.375%, 7/1/16...     Aaa        1,115,550

                FLORIDA (0.9%)
    285,000     Lee County, Housing Finance Authority Single Family Revenue,
                 Multi-County Program, Ser. A, 7.45%, 9/1/27 .....................    AAA*          291,224
    800,000     Pinellas County, Housing Finance Authority Single Family
                 Mortgage Revenue, 5.30%, 9/1/21 .................................     Aaa          834,664
                                                                                                 ----------
                                                                                                  1,125,888
                                                                                                 ----------
                HAWAII (1.9%)
  2,000,000     Department of Budget and Finance, Special Purpose Mortgage
                Revenue, Kapiolani Health Care System, 6.40%, 7/1/13 .............     Aaa        2,423,780







--------------------------------------------------------------------------------
6

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================


  PRINCIPAL
    AMOUNT                                NATIONAL BOND PORTFOLIO                             RATING       VALUE
-------------------------------------------------------------------------------------------------------------------
                ILLINOIS (3.9%)
 $1,000,000     Chicago General Obligations Unlimited, Ser. A, 5.25%, 1/1/15 .............     Aaa       $1,112,160
  2,000,000     Cook County General Obligations Unlimited, Ser. A, 6.25%,
                 11/15/13 ................................................................     Aaa        2,408,560
  1,500,000     Illinois State, General Obligations Unlimited, First Series,
                 5.375%, 7/1/20 ..........................................................     Aaa        1,634,280
                                                                                                         ----------
                                                                                                          5,155,000
                                                                                                         ----------
                INDIANA (3.0%)
  3,000,000     Office Building Commission, Capital Complex, Revenue,
                 Ser. B, 7.40%, 7/1/15 ...................................................     Aaa        3,923,100

                IOWA (0.5%)
    580,000     Financial Authority Single Family Mortgage Revenue,
                 Ser. A, 5.00%, 7/1/22 ...................................................     Aaa          594,314

                LOUISIANA (4.7%)
  1,450,000     Housing Finance Agency, Multi-Family Mortgage Revenue,
                 3.95%, 12/1/12 ..........................................................     Aaa        1,499,503
    900,000     Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                 Ser. A, 4.70%, 6/1/15 ...................................................    AAA*          935,208
  3,159,000     New Orleans Home Mortgage Authority, Special Obligations,
                 6.25%, 1/15/11 ..........................................................     Aaa        3,653,384
                                                                                                         ----------
                                                                                                          6,088,095
                                                                                                         ----------
                MAINE (1.0%)
  1,215,000     Housing Authority Mortgage Purchase Revenue,
                 Ser. D-1, 3.90%, 11/15/12 ...............................................                1,256,808

                MARYLAND (1.5%)
  1,910,000     State Community Development Administration, Residential
                 Housing, Revenue, Ser. B, 6.05%, 9/1/20 .................................     Aa2        1,912,579

                MASSACHUSETTS (4.0%)
  4,675,000     Development Finance Agency, Revenue, Boston University,
                 Ser. P, 6.00%, 5/15/59 ..................................................     A3         5,260,357

                MICHIGAN (1.2%)
    270,000     State Building Authority, State Police Commission System,
                 Revenue, 4.65%, 10/1/19 .................................................     Aaa          280,840
  1,320,000     State Housing Authority Rental, Revenue, Ser. A, 5.30%, 10/1/37 ..........     Aaa        1,339,259
                                                                                                         ----------
                                                                                                          1,620,099
                                                                                                         ----------




--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments (unaudited)
================================================================================


  PRINCIPAL
   AMOUNT                             NATIONAL BOND PORTFOLIO                           RATING       VALUE
--------------------------------------------------------------------------------------------------------------
               MINNESOTA (3.4%)
 $  900,000    Housing Finance Agency, Residential Housing Revenue,
                Ser. I, 5.10%, 7/1/20 ..............................................     Aa1       $  935,982
    765,000    Housing Finance Agency, Single Family Mortgage Revenue,
                Ser. A, 5.35%, 7/1/17 ..............................................     Aaa          801,582
  2,385,000    St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12 ..............     Aa2        2,658,846
                                                                                                   ----------
                                                                                                    4,396,410
               MISSISSIPPI (0.7%)
    835,000    Home Corp. Single Family Revenue, Ser. A-2, 5.30%, 12/1/23 ..........     Aaa          862,513

               NEBRASKA (1.1%)
    620,000    Investment Finance Authority, Single Family Mortgage Revenue,
                Ser. D, 5.25%, 9/1/22 ..............................................    AAA*          638,972
    800,000    Municipal Energy Agency, Power Line Supply Systems Revenue,
                Ser. A, 5.25%, 4/1/23 ..............................................     Aaa          852,264
                                                                                                   ----------
                                                                                                    1,491,236
               NEW JERSEY (2.4%)
  1,500,000    Newark Housing Authority, Port Authority Marine Terminal,
                Revenue, 5.25%, 10/1/15 ............................................     Aaa        1,670,730
  1,430,000    State Housing and Mortgage Finance Agency, Single Family
                Revenue, Ser. H, 4.25%, 10/1/13 ....................................     Aaa        1,451,507
                                                                                                   ----------
                                                                                                    3,122,237
               NEW MEXICO (1.3%)
  1,625,000    Mortgage Finance Authority, Single Family Mortgage Program-D,
                4.65%, 7/1/15 ......................................................     Aaa        1,685,710

               NEW YORK (4.1%)
               Dormitory Authority:
  2,000,000     Revenue Ser. A, 5.25%, 8/15/19 .....................................     Aaa        2,193,280
  1,500,000    General Obligations Unlimited, Ser. G, 5.50%, 8/1/12 ................     Aaa        1,705,050
  1,025,000    Mortgage Agency Revenue, Homeowners Mortgage,
                Ser. 110, 3.80%, 10/1/12 ...........................................     Aa1        1,046,463
    400,000    State Housing Finance Agency, Multi Family Mortgage Revenue,
                Ser. C, 6.45%, 8/15/14 .............................................     Aa2          400,660
                                                                                                   ----------
                                                                                                    5,345,453



--------------------------------------------------------------------------------
8

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================


  PRINCIPAL
   AMOUNT                           NATIONAL BOND PORTFOLIO                        RATING       VALUE
---------------------------------------------------------------------------------------------------------
               NORTH DAKOTA (1.1%)
               Housing Finance Agency, Housing Finance Program, Home
                Mortgage Finance Program Refunding Bonds:
 $  395,000     Ser. A, 6.20%, 7/1/14 .........................................     Aa3       $  422,484
  1,000,000     Ser. B, 5.30%, 7/1/24 .........................................     Aa2        1,030,550
                                                                                              ----------
                                                                                               1,453,034
                                                                                              ----------
               OHIO (0.7%)
               Housing and Community Service Department,
                Single-Family Revenue,
    425,000     Ser. J, 3.60%, 7/1/12 .........................................     Aa2          460,003
    415,000     Ser. A-2, 5.50%, 9/1/22 .......................................     Aaa          436,584
                                                                                              ----------
                                                                                                 896,587
                                                                                              ----------
               OREGON (4.5%)
  2,300,000    Klamath Falls, Senior Lien Electric Revenue Refunding,
                Klamath Cogen: 5.50%, 1/1/07 ..................................    NR(2)       2,387,423
  3,370,000    State Housing and Community Services Mortgage Revenue,
                Single Family Mortgage Ser. L, 5.90%, 7/1/31 ..................     Aa2        3,461,125
                                                                                              ----------
                                                                                               5,848,548
                                                                                              ----------
               PENNSYLVANIA (5.4%)
  2,000,000    Philadelphia School District, General Obligations Unlimited,
                Ser. B, 5.625%, 8/1/13 ........................................     Aaa        2,263,960
    335,000    Pittsburgh Urban Redevelopment Authority, Mortgage Revenue,
                Ser. B, 4.50%, 4/1/26 .........................................     Aa1          335,586
  3,935,000    Washington County Authority, Capital Funding Revenue,
                Capital Project and Equipment Program, 6.15%, 12/1/29 .........     Aaa        4,487,081
                                                                                              ----------
                                                                                               7,086,627
                                                                                              ----------
               PUERTO RICO (2.9%)
               Puerto Rico Public Building Authority, Revenue Guaranteed,
                Government Facilities:
  2,500,000     Ser. J, 5.00%, 7/1/36 .........................................     Aaa        2,752,175
  1,000,000     Ser. K, 4.00%, 7/1/26 .........................................     Aaa        1,050,990
                                                                                              ----------
                                                                                               3,803,165
                                                                                              ----------




--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments (unaudited)
================================================================================


  PRINCIPAL
    AMOUNT                                NATIONAL BOND PORTFOLIO                              RATING       VALUE
---------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (2.3%)
 $1,390,000     Piedmont Municipal Power Agency, Electric Revenue,
                 Unrefunded Balance Ser. A, 6.5%, 1/1/14 ..................................     Aaa       $ 1,686,153
  1,250,000     State Housing Finance and Development Authority, Revenue,
                 Ser. A-2, 5.00%, 7/1/20 ..................................................     Aaa         1,299,150
                                                                                                          -----------
                                                                                                            2,985,303
                                                                                                          -----------
                SOUTH DAKOTA (5.2%)
  2,580,000     Heartland Consumers Power Distribution, Electric Utility,
                 6.00%, 1/1/17 ............................................................     Aaa         3,078,327
                Housing Development Authority, Homeownership
                 Mortgage Revenue:
    555,000      Ser. G, 3.95%, 5/1/12 ....................................................     Aa1           575,430
  1,500,000      Ser. C, 5.35%, 5/1/22 ....................................................     Aa1         1,578,825
  1,500,000      Ser. D, 5.25%, 5/1/17 ....................................................     Aa1         1,597,470
                                                                                                          -----------
                                                                                                            6,830,052
                                                                                                          -----------
                TENNESSEE (0.2%)
    280,000     Housing Development Agency Homeownership, Revenue,
                 5.00%, 7/1/17 ............................................................     Aa2           290,293

                TEXAS (14.1%)
  1,935,000     Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .......................     Aaa         2,034,227
    200,000     Brazos River Authority, Revenue, Houston Industries, Inc.
                 Ser. D, 4.90%, 10/1/15 ...................................................     Aaa           216,914
  1,595,000     Frisco Refunding and Improvement, General Obligations
                 Unlimited, 5.25%, 2/15/15 ................................................     Aaa         1,777,245
  1,000,000     Harris County, Tax and Sub Lien, Revenue, Ser. B, 5.00%, 8/15/32 ..........     Aaa         1,094,350
  2,000,000     Harris County, Toll Road Senior-Lien, Revenue,
                 Ser. B-2, 5.00%, 8/15/21 .................................................     Aaa         2,188,580
  1,000,000     Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20 ..................     Aaa         1,107,510
  1,000,000     Houston, Public Improvement General Obligation Limited,
                 5.25%, 3/1/21 ............................................................     Aaa         1,063,650
  3,000,000     Lubbock, Housing Finance Corp., Single Family Mortgage
                 Revenue, Refunding, Ser. A, 8.00%, 10/1/21 ...............................    AAA*         4,350,750
  1,700,000     Mansfield Independent School District, School Building,
                 General Obligation Unlimited, 5.00%, 2/15/20 .............................     Aaa         1,797,155
                State Affordable Housing Corporation, Multifamily Revenue,
    979,000      Ser. A, 6.75%, 8/20/21 ...................................................     Aaa         1,092,936
  1,500,000      Ser. A, 5.40%, 9/1/22 ....................................................     Aaa         1,605,255
                                                                                                          -----------
                                                                                                           18,328,572
                                                                                                          -----------


--------------------------------------------------------------------------------
10

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================


  PRINCIPAL
   AMOUNT                                NATIONAL BOND PORTFOLIO                             RATING        VALUE
--------------------------------------------------------------------------------------------------------------------
               UTAH (2.4%)
               Housing Corp., Single Family Mortgage Revenue:
 $  580,000     Ser. A-1-CL-111, 5.125%, 7/1/24 .........................................     Aa3       $    593,549
  1,470,000     Ser. C-CL-111, 5.00%, 7/1/25 ............................................     Aa3          1,487,890
  1,000,000     Ser. G-CL-111, 5.10%, 1/1/26 ............................................     Aa3          1,008,140
                                                                                                        ------------
                                                                                                           3,089,579
                                                                                                        ------------
               VIRGINIA (0.3%)
    400,000    Housing Development Authority, Commonwealth Mortgage
                Revenue, Ser. A, 4.85%, 10/1/21 .........................................     Aa1            407,636

               WASHINGTON (7.1%)
  2,185,000    Energy Northwest Electric Revenue, Columbia Generating
                Station-Ser. C, 5.25%, 7/1/12 ...........................................     Aaa          2,456,049
    500,000    Port Seattle, Revenue, Subordinated Lien, Ser. A, 5.25%, 9/1/22 ..........     Aaa            530,825
  1,875,000    Spokane, Public Facility District Hotel Motel & Sales Use Tax,
                Revenue, Bonds, 5.75%, 12/1/20 ..........................................     Aaa          2,129,588
               State Certificates of Participation, Department of Personnel,
                Ser. D:
  1,710,000     4.00%, 7/1/12 ...........................................................     Aaa          1,781,170
  1,905,000     4.25%, 7/1/13 ...........................................................     Aaa          2,003,793
    360,000    Tobacco Settlement Authority, Asset Backed Revenue,
                6.50%, 6/1/26 ...........................................................    Baa3            351,767
                                                                                                        ------------
                                                                                                           9,253,192
                                                                                                        ------------
               WISCONSIN (6.1%)
  6,690,000    Badger Tobacco Securitization Corp., Asset Backed Revenue,
                6.125%, 6/1/27 ..........................................................    Baa2          6,355,299
               Housing and Economic Development Authority, Homeownership
                Revenue,
  1,225,000     5.80%, 9/1/17 ...........................................................     Aa2          1,287,622
    295,000     5.75%, 9/1/27 ...........................................................     Aa2            307,915
                                                                                                        ------------
                                                                                                           7,950,836
                                                                                                        ------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
                (COST $117,796,573) .....................................................                122,939,121
                                                                                                        ------------





--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments (unaudited)
================================================================================


  PRINCIPAL
    AMOUNT                           NATIONAL BOND PORTFOLIO                          RATING          VALUE
----------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (3.2%)
 $1,800,000     California Housing Finance Agency, Home Mortgage Revenue,
                 Ser. M, 1.34%, 2/1/25 .........................................   VM1G-1(1)       $   1,800,000
                New York, New York City General Obligation Unlimited: ..........
  1,400,000      Subser. A-8, 1.32%, 8/1/17 ....................................   VM1G-1(1)           1,400,000
    500,000      Subser. A-8, 1.32%, 8/1/18 ....................................   VM1G-1(1)             500,000
    400,000     New York City Municipal Water Finance Authority, Water & Sewer
                 System Revenue Bonds, Ser. C, 1.32%, 6/15/23 ..................   VM1G-1(1)             400,000
                                                                                                   -------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (COST $4,100,000) .............................................                       4,100,000
                                                                                                   -------------
                TOTAL MUNICIPAL SECURITIES (97.6%)
                 (COST $121,896,573) ...........................................                     127,039,121
                CASH AND OTHER ASSETS IN EXCESS OF
                 LIABILITIES (2.4%) ............................................                       3,180,816
                                                                                                   -------------
                NET ASSETS (100.0%) ............................................                   $ 130,219,937
                                                                                                   =============
                NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE ..................................                   $       10.80

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2004.

(2)  SECURITY NOT RATED

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================


 PRINCIPAL
  AMOUNT                            MONEY MARKET PORTFOLIO                           RATING         VALUE
------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (113.3%)
             ARIZONA (5.1%)
 $500,000    Agricultural Improvement and Power District, Revenue,
              Salt River Project, Ser. A, 5.00%, 1/1/05 ........................      Aa2         $  506,214

             COLORADO (2.6%)
  110,000    Adams County School District No. D12, Certificates of
              Participation, 12 Five Star Schools, 2.00%, 12/15/04 .............      Aaa            110,099
  150,000    Jefferson County School District No. R-001, General Obligations
              Unlimited, Ser. A, 2.00%, 12/15/04 ...............................      Aaa            150,301
                                                                                                  ----------
                                                                                                     260,400
                                                                                                  ----------
             DISTRICT OF COLUMBIA (4.3%)
  420,000    Smithsonian Institution, Revenue, Ser. A, 5.25%, 11/1/04 ..........      Aaa            422,752

             FLORIDA (4.0%)
  400,000    Sunshine State Governmental Funding Commission, Revenue,
              1.35%, 7/1/16 ....................................................   VM1G-1(3)         400,000

             ILLINOIS (39.3%)
  500,000    Chicago Board of Education, General Obligations Unlimited Tax,
              Ser. D, 1.35%, 3/1/32 ............................................   VM1G-1(3)         500,000
  500,000    Development Financing Authority Revenue, Chicago Educational
              TV Association Ser. A, 1.35%, 11/1/14 ............................   VM1G-1(3)         500,000
  500,000    Development Financing Authority Revenue,
              World Communications, Inc. 1.35%, 8/1/15 .........................   VM1G-1(3)         500,000
  500,000    Educational Facilities Authority, Revenue, DePaul University,
              Ser. CP-1, 1.35%, 4/1/26 .........................................   VM1G-1(3)         500,000
  500,000    Educational Facilities Authority, Revenue Northwestern Project,
              .95%, 12/1/25 ....................................................   VM1G-1(3)         500,000
  500,000    Health Facilities Authority, Revenue, Northwestern Memorial
              Hospital, 1.35%, 8/15/25 .........................................   VM1G-1(3)         500,000
  400,000    Health Facilities Authority, Revenue, Saint Lukes Medical Center,
              1.37%, 11/15/23 ..................................................   VM1G-1(3)         400,000
  500,000    Village of Schaumburg, General Obligations Unlimited Tax,
              Ser. B, 1.34%, 12/1/15 ...........................................   VM1G-1(3)         500,000
                                                                                                  ----------
                                                                                                   3,900,000
                                                                                                  ----------
             INDIANA (2.5%)
  250,000    Indiana University Revenue, Indiana University Facilities,
              3.00%, 11/15/04 ..................................................      Aaa            250,919


--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments (unaudited)
================================================================================


 PRINCIPAL
  AMOUNT                              MONEY MARKET PORTFOLIO                                RATING            VALUE
----------------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (1.5%)
 $150,000    State Development Finance Agency, Revenue, Brandeis University,
              Ser., K, 2.00%, 10/1/04 ..............................................          Aaa           $  150,098

             MINNESOTA (5.1%)
  500,000    State Higher Education Coordinating Board, Revenue, Supplement
              Student Loan Program B, 1.36%, 11/1/24 ...............................       VM1G-1(3)           500,000

             MISSOURI (4.0%)
  400,000    State Health and Educational Facilities Authority, Revenue Medical
              Research Facilities -- Stower Institute, 1.35%, 7/1/35 ...............       VM1G-1(3)           400,000

             NEW MEXICO (1.0%)
  100,000    Dona Ana County, Revenue, City Administration Facilities
              Project A, 4.50%, 12/1/04 ............................................          AA*              100,613

             NEW YORK (18.7%)
  550,000    Monroe County, Airport Authority, Greater Rochester International
              Airport, Revenue Refunding, Ser. 2004, 2.00%, 1/1/05 .................          Aaa              550,974
  200,000    New York City, General Obligations Unlimited, Sub. A-B, 1.32%,
              8/1/17 ...............................................................       VM1G-1(3)           200,000
  500,000    New York City, General Obligations Unlimited, Ser. B-Sub. B4,
              1.32%, 8/15/23 .......................................................       VM1G-1(3)           500,000
  300,000    New York City Municipal Water Finance Authority, Revenue,
              1.32%, 6/15/23 .......................................................       VM1G-1(2)           300,000
  150,000    State Mortgage Agency, Homeowners, Mortgage Revenue,
              Ser. 110, 1.20%, 10/1/04 .............................................          Aa1              150,000
  150,000    Wescchester County, General Obligations Unlimited, 5.00.%,
              11/1/04 Ser. 110, 1.20%, 1/1/04 ......................................          Aaa              150,908
                                                                                                            ----------
                                                                                                             1,851,882
                                                                                                            ----------
             OHIO (1.0%)
  100,000    Hamilton County Sewer System, Revenue, Refunding and
              Improvement, Ser. A, 5.00%, 12/1/04 ..................................          Aaa              100,960

             PENNSYLVANIA (3.0%)
  300,000    Pittsburgh Water and Sewer Authority, Revenue, 1.15%, 9/1/04 ..........          Aaa              300,000

             RHODE ISLAND (1.0%)
  100,000    Housing and Mortgage Financing Corp., Revenue, Homeownership
              Opportunity, Ser. 33-A, 5.00%, 10/1/04 ...............................          Aa2              100,284

             SOUTH CAROLINA (5.1%)
  500,000    Piedmont Municipal Power Agency Electric Revenue Refunding,
              Sub. B-2, 1.30%, 1/1/34 ..............................................       VM1G-1(3)           500,000

--------------------------------------------------------------------------------
14

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================


 PRINCIPAL
  AMOUNT                         MONEY MARKET PORTFOLIO                        RATING        VALUE
------------------------------------------------------------------------------------------------------
             TEXAS (7.9%)
 $160,000    Gulf Coast Waste Disposal Authority, Revenue, Bayport Area
              System, 2.00%, 10/1/04 ......................................     Aaa       $    160,069
  125,000    Plano, General Obligations Limited, Refunding and Improvement,
              2.00%, 9/1/04 ...............................................     Aaa            125,000
  500,000    State General Obligation Unlimited, College Student Loan,
              1.80%, 2/1/10 ...............................................     Aa1            500,000
                                                                                          ------------
                                                                                               785,069
                                                                                          ------------
             VERMONT (1.3%)
  130,000    Burlington, General Obligations Unlimited, Public Improvement,
              Ser. A, 3.25%, 11/1/04 ......................................     Aa3            130,457

             WASHINGTON (1.0%)
  100,000    King County Washington School District No. 405, Bellevue,
              General Obligations Unlimited, 4.00%, 12/1/04 ...............     Aa1            100,690

             WISCONSIN (4.9%)
  480,000    Kenosha, General Obligations Unlimited Refunding,
              Ser. B, 4.00%, 9/1/04 .......................................     Aa1            480,000

             TOTAL SHORT-TERM MUNICIPAL SECURITIES (113.3%)
              (COST $11,240,338) ..........................................               $ 11,240,338
             LIABILITIES LESS CASH AND OTHER ASSETS (-13.3%) ..............                 (1,323,745)
                                                                                          ------------
             NET ASSETS (100.0%) ..........................................               $  9,916,593
                                                                                          ============
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE, PER OUTSTANDING SHARE ................................               $       1.00
                                                                                          ============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2004.











SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


VALUE LINE TAX EXEMPT FUND, INC.

Statement of Assets and Liabilities                               Statement of Operations
at August 31, 2004 (unaudited)                                    for the Six Months Ended August 31, 2004 (unaudited)
===============================================================================================================================

                                                PORTFOLIO                                                       PORTFOLIO
                                           -------------------                                             --------------------
                                           NATIONAL    MONEY                                               NATIONAL      MONEY
                                             BOND      MARKET                                                BOND        MARKET
                                           -------------------                                             --------------------
                                              (IN THOUSANDS)                                                  (IN THOUSANDS)
ASSETS:                                                           INVESTMENT INCOME:
Investment securities, at value                                   Interest ............................    $  3,015       $ 59
   (cost $121,897 and amortized                                                                            -------------------
   cost $11,240) ......................   $127,039     $11,240    EXPENSES:
Cash ..................................      1,467          --    Advisory fee ..........................       339         26
Receivable for securities sold ........      1,449          --    Service and distribution plan fee .....       169         13
Interest receivable ...................      1,370          46    Audit and legal fees ..................        43          5
Receivable for capital shares sold ....          2           1    Transfer agent fees ...................        27          9
                                          --------------------    Registration and filing fees ..........        20          4
TOTAL ASSETS ..........................    131,327      11,287    Custodian fees ........................        18          3
                                          --------------------    Printing and stationary ...............        12          2
LIABILITIES:                                                      Director's fees and expenses ..........        10          1
Payable for securities purchased ......        793       1,350    Other .................................        22          4
Capital shares repurchased ............         28          --                                             -------------------
Dividends payable to shareholders .....        117          --       Total expenses before fees waived
Due to custodian ......................         --           3          and custody credits .............       660         67
Accured expenses:                                                    Less: service and distribution plan
   Advisory fee .......................         55           4          fee waived ......................        --        (13)
   Service and distribution plan                                     Less: custody credits ..............        (1)        --*
      fees payable ....................         28          --                                             -------------------
   Other ..............................         86          13       Net Expenses .......................       659         54
                                          --------------------                                             -------------------
TOTAL LIABILITIES .....................      1,107       1,370    NET INVESTMENT INCOME .................  $  2,356       $  5
                                          --------------------                                             -------------------
NET ASSETS ............................   $130,220     $ 9,917    REALIZED AND UNREALIZED GAIN
                                          ====================       (LOSS) ON INVESTMENTS
NET ASSETS                                                           Net Realized Gain ..................         3
Capital stock, at $.01 par value                                     Change in Net Unrealized
   (Authorized 65,000,000 shares                                        Appreciation ....................    (2,990)        --
   and 125,000,000 shares,                                                                                 -------------------
   respectively; outstanding                                      NET REALIZED GAIN AND CHANGE IN
   12,061,935 shares and 9,933,255                                   NET UNREALIZED APPRECIATION ON
   shares, respectively) ..............   $    121     $    99       INVESTMENTS ........................     (2987)         1
Additional paid-in capital ............    123,791       9,826                                             -------------------
Undistributed net investment income             32          --    NET (DECREASE) INCREASE IN NET
Accumulated net realized gain (loss)                                 ASSETS FROM OPERATIONS .............  $   (631)      $  6
   on investments .....................      1,134          (8)                                            ===================
Net unrealized appreciation of
   investments ........................      5,142          --
                                          --------------------
NET ASSETS ............................   $130,220     $ 9,917
                                          ====================
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($130,219,937 DIVIDED BY 12,061,935
   SHARES OUTSTANDING AND
   $9,916,594 DIVIDED BY 9,933,255
   SHARES OUTSTANDING, RESPECTIVELY) ..   $  10.80     $  1.00
                                          ====================

*Rounds to less than one thousand

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16


                                                                                       VALUE LINE TAX EXEMPT FUND, INC.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2004 (unaudited) and for the Year Ended February 29, 2004
========================================================================================================================

                                                                   NATIONAL BOND                   MONEY MARKET
                                                                     PORTFOLIO                      PORTFOLIO
                                                           ------------------------------------------------------------
                                                            SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                               ENDED           ENDED           ENDED          ENDED
                                                            AUGUST 31,     FEBRUARY 29,     AUGUST 31,     FEBRUARY 29,
                                                               2004            2004            2004            2004
                                                           ------------------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
 Net investment income .................................    $   2,356       $   5,326        $     5        $    17
 Net realized gain on investments ......................            3           1,072              1             (1)
 Change in unrealized appreciation .....................       (2,990)          2,156             --             --
                                                            -------------------------------------------------------
 Net (decrease) increase in net assets from
   operations ..........................................         (631)          8,554              6             16
                                                            -------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income .................................       (2,356)         (5,303)            (5)           (17)
 Net realized gains ....................................           --              (6)            --             --
                                                            -------------------------------------------------------
 Net decrease in net assets from distributions .........       (2,356)         (5,309)            (5)           (17)
                                                            -------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ......................       23,924         270,194          1,699          5,725
 Net proceeds from reinvestment of
   distributions to shareholders .......................        1,636           3,695              5             17
 Cost of shares repurchased ............................      (41,993)       (292,669)        (2,877)        (5,071)
                                                            -------------------------------------------------------
 Net (decrease) increase in net assets from
   capital share transactions ..........................      (16,433)        (18,780)        (1,173)           671
                                                            -------------------------------------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS ................      (19,420)        (15,535)        (1,172)           670
NET ASSETS:
 Beginning of period ...................................      149,640         165,175         11,089         10,419
                                                            -------------------------------------------------------
 End of period .........................................    $ 130,220       $ 149,640        $ 9,917        $11,089
                                                            =======================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT
 END OF PERIOD .........................................    $      32       $      32        $    --        $    --
                                                            =======================================================
















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


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18

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:


                                                NATIONAL BOND PORTFOLIO
                                           ---------------------------------
                                               SIX MONTHS
                                                 ENDED           YEAR ENDED
                                            AUGUST 31, 2004     FEBRUARY 29,
                                              (UNAUDITED)           2004
                                           ---------------------------------
                                                    (IN THOUSANDS)
Shares sold ............................          2,270         25,192
Shares issued to
   shareholders in
   reinvestment of
   distributions .......................            154            342
                                                ----------------------
                                                  2,424         25,534
Shares repurchased .....................         (3,932)       (27,195)
                                                ----------------------
Net decrease ...........................         (1,508)        (1,661)
                                                ======================


                                               MONEY MARKET PORTFOLIO
                                          ---------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED
                                           AUGUST 31, 2004     FEBRUARY 29,
                                             (UNAUDITED)           2004
                                          ---------------------------------
                                                   (IN THOUSANDS)
Shares sold ............................          1,699         5,725
Shares issued to
   shareholders in
   reinvestment of
   distributions .......................              5            16
                                                ---------------------
                                                  1,704         5,741
Shares repurchased .....................         (2,877)       (5,070)
                                                ---------------------
Net (decrease) increase ................         (1,173)          671
                                                =====================

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Notes to Financial Statements (unaudited)
================================================================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                    NATIONAL BOND
                                                      PORTFOLIO
                                                 -------------------
                                                     SIX MONTHS
                                                        ENDED
                                                   AUGUST 31, 2004
                                                     (UNAUDITED)
                                                 -------------------
                                                   (IN THOUSANDS)
PURCHASES:
 Long-term obligations ....................          $   69,765
 Short-term obligations ...................              55,200
                                                     ----------
                                                     $  124,965
                                                     ==========
MATURITIES OR SALES:
 Long-term obligations ....................          $   79,500
 Short-term obligations ...................              63,220
                                                     ----------
                                                     $  142,720
                                                     ==========


                                                    MONEY MARKET
                                                     PORTFOLIO
                                                 -------------------
                                                     SIX MONTHS
                                                       ENDED
                                                   AUGUST 31, 2004
                                                     (UNAUDITED)
                                                 -------------------
                                                   (IN THOUSANDS)
PURCHASES:
 Municipal short-term obligations .........          $   11,676
                                                     ==========
MATURITIES OR SALES:
 Municipal short-term obligations .........          $   12,074
                                                     ==========

4. Income Taxes

At August 31, 2004, information on the tax basis of investment was as follows:


                                                   NATIONAL BOND
                                                     PORTFOLIO
                                                  ---------------
                                                   (IN THOUSANDS)
Cost of investments for tax purposes ......          $  121,839
                                                     ==========
Gross tax unrealized appreciation .........          $    5,328
Gross tax unrealized depreciation .........                (128)
                                                     ----------
Net tax unrealized appreciation on
   investments ............................          $    5,200
                                                     ==========
Undistributed ordinary income .............          $      770
                                                     ==========
Undistributed long-term capital gains .....          $      362
                                                     ==========

The National Bond Portfolio's net investment income and net realized gain
(loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales, and dividends payable.

The tax composition of distributions to shareholders of the National Bond Portfolio for the six months ended August 31, 2004 and the fiscal year ended February 29, 2004 were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004     FEBRUARY 29,
                                                (UNAUDITED)           2004
                                            ----------------------------------
                                                      (IN THOUSANDS)
Tax exempt income .......................         $2,356         $5,299
Taxable ordinary
   income ...............................             --              4
                                                  ---------------------
                                                  $2,356         $5,303
                                                  =====================
Long-term capital
   gains ................................         $   --         $    6
                                                  =====================

--------------------------------------------------------------------------------
20

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 August 31, 2004
================================================================================

                                                                 MONEY MARKET
                                                                  PORTFOLIO
                                                               ---------------
                                                                (IN THOUSANDS)
Cost of investments for tax purposes .......................       $11,240
                                                                   =======
Capital loss carryforward expiring:
   February 2005 ...........................................       $    --*
   February 2006 ...........................................             2
   February 2007 ...........................................             5
   February 2008 ...........................................             1
   February 2012 ...........................................             1
                                                                   -------
                                                                   $     9
                                                                   =======

*Round to less than one thousand.

The tax composition of distributions to shareholders of the Money Market Portfolio for the six months ended August 31, 2004 and for the fiscal year ended February 29, 2004 were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004     FEBRUARY 29,
                                                (UNAUDITED)           2004
                                            ----------------------------------
                                                      (IN THOUSANDS)
Tax exempt income .......................           $ 5               $15
Taxable ordinary
   income ...............................            --                 2
                                                    ---------------------
                                                    $ 5               $17
                                                    =====================

5. Investment Advisory Contract and Transactions With
   Affiliates

An advisory fee of $338,674 and $26,330 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2004. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of .50%. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2004, the Fund's expenses were reduced by $878 and $125 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $169,337 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the six months ended August 31, 2004. Fees amounting to $13,165 payable to the Distributor by the Money Market Portfolio under this Plan for the six months ended August 31, 2004, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At August 31, 2004, the Adviser and/or affiliated companies owned 57,677 shares of the National Bond and 1,045 shares of the Money Market Portfolio representing in each case less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 117,789 shares of the National Bond Portfolio, and 7,960 share of the Money Market Portfolio in each case less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Financial Highlights
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                    SIX MONTHS                        NATIONAL BOND PORTFOLIO
                                      ENDED                      YEARS ENDED ON LAST DAY OF FEBRUARY,
                                 AUGUST 31, 2004    -------------------------------------------------------------
                                   (UNAUDITED)        2004          2003         2002         2001         2000
                                =================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD .......................   $  11.03       $  10.84      $  10.68     $  10.51     $   9.79     $  10.80
                                     ----------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income ...........       0.19           0.38          0.42         0.45         0.49         0.49
 Net gains or losses on
   securities (both realized
   and unrealized) ...............      (0.23)          0.19          0.18         0.17         0.72        (0.95)
                                     ----------------------------------------------------------------------------
 Total from investment
   operations ....................      (0.04)          0.57          0.60         0.62         1.21        (0.46)
                                     ----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income .............      (0.19)         (0.38)        (0.42)       (0.45)       (0.49)       (0.49)
 Distributions from capital
   gains .........................         --             --(+)      (0.02)          --           --        (0.06)
                                     ----------------------------------------------------------------------------
 Total distributions .............      (0.19)         (0.38)        (0.44)       (0.45)       (0.49)       (0.55)
                                     ----------------------------------------------------------------------------
 NET ASSET VALUE, END OF
   PERIOD ........................   $  10.80       $  11.03      $  10.84     $  10.68     $  10.51     $   9.79
                                     ============================================================================
 Total return ....................      (0.35)%+        5.36%         5.76%        5.97%       12.68%       (4.30)%
                                     ============================================================================
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (in thousands) ................   $130,220       $149,640      $165,175     $162,128     $158,139     $150,514
 Ratio of expenses to average
   net assets ....................        .98%(1)*       .94%(1)       .91%(1)      .91%(1)      .82%(1)      .64%(1)
 Ratio of net investment
   income to average net
   assets ........................       3.48%*         3.50%         4.00%        4.28%(3)     4.82%        4.77%
 Portfolio turnover rate .........         60%           166%          134%          76%          94%         163%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .97%*, .94%, .90%, .90%, .81%, AND .63%, RESPECTIVELY, AS OF AUGUST
     31, 2004, FEBRUARY 29, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001 AND FEBRUARY 29, 2000.
(+)  0.0005
+    NOT ANNUALIZED
*    ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

Financial Highlights
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                 SIX MONTHS                                  MONEY MARKET PORTFOLIO
                                    ENDED                               YEARS ENDED ON LAST DAY OF FEBRUARY,
                               AUGUST 31, 2004   -------------------------------------------------------------------------------
                                 (UNAUDITED)          2004              2003           2002             2001           2000
                               =================================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ...................   $    1.00           $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                 ---------           -------          -------         -------         -------         -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income .......      0.0005             0.002            0.004            0.01            0.03            0.02
LESS DISTRIBUTIONS:
 Dividends from net
   investment income .........     (0.0005)           (0.002)          (0.004)          (0.01)          (0.03)          (0.02)
                                 ---------           -------          -------         -------         -------         -------
NET ASSET VALUE, END OF
 PERIOD ......................   $    1.00           $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                 =========           =======          =======         =======         =======         =======
TOTAL RETURN .................         .05%+            0.16%            0.39%           1.12%           2.76%           2.38%
                                 =========           =======          =======         =======         =======         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $   9,917           $11,089          $10,419         $11,693         $13,158         $13,456
Ratio of expenses to average
 net assets ..................        1.02%*(1)(2)       .91%(1)(2)      1.00%(1)(2)     1.25%(1)(2)     1.33%(1)(2)     1.15%(1)
Ratio of net investment
 income to average net
 assets ......................        0.10%             0.16%            0.39%           1.14%           2.73%           2.33%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.02%*, .91, .99%, 1.23%, 1.31%, AND 1.14%, RESPECTIVELY, AS OF AUGUST
     31, 2004, FEBRUARY 29, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 29, 2001 AND FEBRUARY 29, 2000.
(2) NET OF WAIVED ADVISORY, SERVICE AND DISTRIBUTION PLAN FEE. HAD THE EXPENSES BEEN PAID BY THE MONEY MARKET PORTFOLIO THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.27%*, 1.21%, 1.27%, 1.50% AND 1.47% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .00%*, .00%, .12%, .89%, AND 2.59%, RESPECTIVELY, AS OF AUGUST 31, 2004,
     FEBRUARY 28, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002 AND FEBRUARY 28, 2001.
+    NOT ANNUALIZED
*    ANNUALIZED















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE TAX EXEMPT FUND, INC.



================================================================================

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's web site (http://www.sec.gov). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is also available on the SEC's web site at http://www.sec.gov or on the Fund's web site at http://vlfunds.com.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling Value Line at 1-800-243-2729. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.





























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                                                VALUE LINE TAX EXEMPT FUND, INC.



================================================================================



















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VALUE LINE TAX EXEMPT FUND, INC.



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                                                VALUE LINE TAX EXEMPT FUND, INC.



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                                                                              27

THE VALUE LINE TAX EXEMPT FUND, INC.

                         The Value Line Family of Funds
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.






* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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28